Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay v. Performance Tabl
e
and Information

Year	Summary Compensation Table Total For PEO (Brendan McCracken) (1)	Summary Compensation Table Total For PEO (Doug Suttles) (1)	Compensation Actually Paid to PEO (Brendan McCracken) (2)	Compensation Actually Paid to PEO (Doug Suttles) (2)	Average Summary Compensation Total For Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Cumulative TSR (3)	Peer Group Cumulative TSR (4)	Post-tax Net Income ($ MM)	Free Cash Flow ($ MM) (5)

2022	$10,165,373	$ —	$10,743,260	$ —	$2,927,574	$5,205,998	$223.90	$269.46	$ 3,637	$2,374
2021	$ 8,639,482	$12,127,629	$ 7,692,088	$27,173,054	$2,322,112	$4,377,664	$147.31	$153.96	$ 1,416	$1,730
2020	$ —	$11,183,487	$ —	$ 3,298,841	$2,559,717	$1,094,311	$ 62.84	$ 52.35	$(6,097)	$ 193
Notes:
(1)	The PEO and Other NEOs for the applicable years were as follows:
•	2022: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Rachel Moore served as the other NEOs
•	2021: Brendan McCracken and Doug Suttles each served as PEO for a portion of the year. Corey Code, Greg Givens, Renee Zemljak & Joanne Cox served as the other NEOs
•	2020: Doug Suttles served as PEO. Brendan McCracken, Corey Code, Greg Givens, Renee Zemljak, Mike McAllister & David Hill served as the other NEOs
(2)	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below.
(3)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(4)	The peer group used for this purpose is the SPDR Oil & Gas Exploration & Production ETF.
(5)
Free Cash Flow is defined as
non-GAAP
cash flow in excess of capital expenditures, excluding net acquisitions and divestitures. For additional information regarding non-GAAP
measures, refer to
Schedule A
of this Proxy Statement.

	2022				2021						2020
	PEO (Brendan McCracken)		Average for Other NEOs		PEO (Brendan McCracken)		PEO (Doug Suttles)		Average for Other NEOs		PEO (Doug Suttles)		Average for Other NEOs

Summary Compensation Table Total		$10,165,373		$2,927,574		$8,639,482		$12,127,629		$2,322,112		$11,183,487	$2,559,717

Reported Value of Equity Awards		$(7,250,046)		$(1,829,601)		$(6,032,292)		$(9,500,000)		$(1,249,870)		$(8,500,013)	$(1,616,404)

Reported Change in Pension Value	$		$		$		$		$			$—	$(55,338)

Adjustments

Year End Fair Value of Equity Awards Granted During Year		$776,094		$259,147		$2,477,559		$4,750,708		$623,398		$1,776,093	$288,744

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End		$3,097,011		$1,343,891		$2,012,542		$14,545,867		$2,011,361		$(2,851,383)	$(328,235)

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		$3,954,828		$2,504,986		$594,797		$5,248,850		$670,663		$1,690,658	$213,199

Pension Service Cost for the Year	$		$		$		$		$		$		$32,628

Total Equity Award Adjustments		$7,827,933		$4,108,024		$5,084,898		$24,545,425		$3,305,422		$615,367	$173,708

Compensation Actually Paid		$10,743,260		$5,205,998		$7,692,088		$27,173,054		$4,377,664		$3,298,841	$1,094,311

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(1)	The PEO and Other NEOs for the applicable years were as follows:
•	2022: Brendan McCracken served as PEO, Corey Code, Greg Givens, Renee Zemljak and Rachel Moore served as the other NEOs
•	2021: Brendan McCracken and Doug Suttles each served as PEO for a portion of the year. Corey Code, Greg Givens, Renee Zemljak & Joanne Cox served as the other NEOs
•	2020: Doug Suttles served as PEO. Brendan McCracken, Corey Code, Greg Givens, Renee Zemljak, Mike McAllister & David Hill served as the other NEOs

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the SPDR Oil & Gas Exploration & Production ETF
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below.

	2022				2021						2020
	PEO (Brendan McCracken)		Average for Other NEOs		PEO (Brendan McCracken)		PEO (Doug Suttles)		Average for Other NEOs		PEO (Doug Suttles)		Average for Other NEOs

Summary Compensation Table Total		$10,165,373		$2,927,574		$8,639,482		$12,127,629		$2,322,112		$11,183,487	$2,559,717

Reported Value of Equity Awards		$(7,250,046)		$(1,829,601)		$(6,032,292)		$(9,500,000)		$(1,249,870)		$(8,500,013)	$(1,616,404)

Reported Change in Pension Value	$		$		$		$		$			$—	$(55,338)

Adjustments

Year End Fair Value of Equity Awards Granted During Year		$776,094		$259,147		$2,477,559		$4,750,708		$623,398		$1,776,093	$288,744

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End		$3,097,011		$1,343,891		$2,012,542		$14,545,867		$2,011,361		$(2,851,383)	$(328,235)

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		$3,954,828		$2,504,986		$594,797		$5,248,850		$670,663		$1,690,658	$213,199

Pension Service Cost for the Year	$		$		$		$		$		$		$32,628

Total Equity Award Adjustments		$7,827,933		$4,108,024		$5,084,898		$24,545,425		$3,305,422		$615,367	$173,708

Compensation Actually Paid		$10,743,260		$5,205,998		$7,692,088		$27,173,054		$4,377,664		$3,298,841	$1,094,311

Non-PEO NEO Average Total Compensation Amount	$ 2,927,574	$ 2,322,112	$ 2,559,717
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,205,998	4,377,664	1,094,311
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts disclosed reflect adjustments to the “Total” amounts in the Summary Compensation Table per the table below

	2022				2021						2020
	PEO (Brendan McCracken)		Average for Other NEOs		PEO (Brendan McCracken)		PEO (Doug Suttles)		Average for Other NEOs		PEO (Doug Suttles)		Average for Other NEOs

Summary Compensation Table Total		$10,165,373		$2,927,574		$8,639,482		$12,127,629		$2,322,112		$11,183,487	$2,559,717

Reported Value of Equity Awards		$(7,250,046)		$(1,829,601)		$(6,032,292)		$(9,500,000)		$(1,249,870)		$(8,500,013)	$(1,616,404)

Reported Change in Pension Value	$		$		$		$		$			$—	$(55,338)

Adjustments

Year End Fair Value of Equity Awards Granted During Year		$776,094		$259,147		$2,477,559		$4,750,708		$623,398		$1,776,093	$288,744

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards as of Year End		$3,097,011		$1,343,891		$2,012,542		$14,545,867		$2,011,361		$(2,851,383)	$(328,235)

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		$3,954,828		$2,504,986		$594,797		$5,248,850		$670,663		$1,690,658	$213,199

Pension Service Cost for the Year	$		$		$		$		$		$		$32,628

Total Equity Award Adjustments		$7,827,933		$4,108,024		$5,084,898		$24,545,425		$3,305,422		$615,367	$173,708

Compensation Actually Paid		$10,743,260		$5,205,998		$7,692,088		$27,173,054		$4,377,664		$3,298,841	$1,094,311

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Non-GAAP Free Cash Flow †
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List [Table Text Block]
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to t
h
e Company’s performance are as follows:
1. Free Cash Flow
2. Capital Efficiency
3. Relative TSR
4. Return on Capital Invested

Total Shareholder Return Amount	$ 223.9	147.31	62.84
Peer Group Total Shareholder Return Amount	269.46	153.96	52.35
Net Income (Loss)	$ 3,637,000,000	$ 1,416,000,000	$ (6,097,000,000)
Company Selected Measure Amount	2,374	1,730	193
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]	Free Cash Flow is defined as
non-GAAP
cash flow in excess of capital expenditures, excluding net acquisitions and divestitures. For additional information regarding non-GAAP
measures, refer to
Schedule A
	of this Proxy Statement
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Capital Efficiency
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Invested
Brendan McCracken [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 10,165,373	$ 8,639,482
PEO Actually Paid Compensation Amount	$ 10,743,260	$ 7,692,088
PEO Name	Brendan McCracken	Brendan McCracken
Doug Suttles [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 12,127,629	$ 11,183,487
PEO Actually Paid Compensation Amount		$ 27,173,054	$ 3,298,841
PEO Name		Doug Suttles	Doug Suttles
PEO [Member] | Brendan McCracken [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,250,046)	$ (6,032,292)
PEO [Member] | Brendan McCracken [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	776,094	2,477,559
PEO [Member] | Brendan McCracken [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,097,011	2,012,542
PEO [Member] | Brendan McCracken [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,954,828	594,797
PEO [Member] | Brendan McCracken [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,827,933	5,084,898
PEO [Member] | Doug Suttles [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,500,000)	$ (8,500,013)
PEO [Member] | Doug Suttles [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,750,708	1,776,093
PEO [Member] | Doug Suttles [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,545,867	(2,851,383)
PEO [Member] | Doug Suttles [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,248,850	1,690,658
PEO [Member] | Doug Suttles [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,545,425	615,367
Non-PEO NEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(55,338)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			32,628
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,829,601)	(1,249,870)	(1,616,404)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	259,147	623,398	288,744
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,343,891	2,011,361	(328,235)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,504,986	670,663	213,199
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,108,024	$ 3,305,422	$ 173,708